Financial assets at fair value through profit or loss - Designated as at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [table]
Designated as at fair value profit or loss	€ 6,355	€ 4,126
Debt Securities [member]
Disclosure of fair value measurement of assets [table]
Designated as at fair value profit or loss	5,870	3,544
Loans and receivables [member]
Disclosure of fair value measurement of assets [table]
Designated as at fair value profit or loss	€ 485	€ 582